Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Entity Central Index Key	0000072971
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false